Acquired Intangible Assets, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets
Amortization expense	$ 10,801,622	$ 15,997,702	$ 17,606,159
Cost of Sales
Finite-Lived Intangible Assets
Amortization expense	5,537,158	10,435,479	12,734,069
Selling and Marketing Expense
Finite-Lived Intangible Assets
Amortization expense	2,259,361	4,219,999	4,106,231
Gain or (loss) from discontinued operations
Finite-Lived Intangible Assets
Amortization expense	$ 3,005,103	$ 1,342,224	$ 765,859